Investments - Changes in Equity Attributable to Intelsat and Equity Attributable to Noncontrolling Interests (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Investments [Line Items]
Beginning Balance				$ (4,620,353)				$ (742,567)	$ (4,620,353)	$ (742,567)
Net income (loss)	$ 663,803	$ 196,605	$ 117,412	16,292	$ (4,115,321)	$ 78,967	$ 61,236	55,665	994,112	(3,919,453)	$ 236,506
Dividends paid to noncontrolling interests									(8,980)	(8,423)
Share-based compensation									23,089	25,921
Declaration of preferred stock dividend										(9,919)
Postretirement/pension liability adjustment									2,041	34,449
Other comprehensive income									93	(361)
Ending Balance	(3,609,998)				(4,620,353)				(3,609,998)	(4,620,353)	(742,567)
Intelsat S.A. Shareholders' Deficit [Member]
Schedule of Investments [Line Items]
Beginning Balance				(4,649,565)				(776,268)	(4,649,565)	(776,268)
Net income (loss)									990,197	(3,923,387)
Share-based compensation									23,089	25,921	26,389
Declaration of preferred stock dividend										(9,919)	(9,917)
Postretirement/pension liability adjustment									2,041	34,449
Other comprehensive income									93	(361)	(132)
Ending Balance	(3,634,145)				(4,649,565)				(3,634,145)	(4,649,565)	(776,268)
Noncontrolling Interest [Member]
Schedule of Investments [Line Items]
Beginning Balance				$ 29,212				$ 33,701	29,212	33,701
Net income (loss)									3,915	3,934
Dividends paid to noncontrolling interests									(8,980)	(8,423)	(8,744)
Ending Balance	$ 24,147				$ 29,212				$ 24,147	$ 29,212	$ 33,701